Intangible assets - Other intangible assets (Details) - GBP (£)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Intangible assets
Intangible assets and goodwill	£ 946,014,000	£ 837,564,000	£ 922,527,000	£ 812,382,000
Cost / gross value
Intangible assets
Intangible assets and goodwill	1,480,251,000	1,392,130,000	1,472,518,000	1,368,446,000
Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(534,237,000)	(554,566,000)	(549,991,000)	(556,064,000)
Other intangible assets
Intangible assets
Intangible assets and goodwill	6,939,000	7,532,000	6,917,000	6,044,000
Other intangible assets | Cost / gross value
Intangible assets
Intangible assets and goodwill	27,831,000	26,781,000	24,514,000	22,164,000
Other intangible assets | Cost / gross value | Internally generated
Intangible assets
Intangible assets and goodwill	2,103,000		2,103,000
Other intangible assets | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(20,892,000)	£ (19,249,000)	(17,597,000)	£ (16,120,000)
Other intangible assets | Accumulated depreciation, amortization and impairment | Internally generated
Intangible assets
Intangible assets and goodwill	£ (2,103,000)		£ (2,103,000)